Common Stock, Redeemable Convertible Preferred Stock, and Stockholders' Equity (Deficit), Schedule of Changes to Conversion Prices and Ratios (Details)	Sep. 30, 2020 $ / shares	Dec. 20, 2019 $ / shares	May 31, 2018 $ / shares	Apr. 26, 2017 $ / shares	Nov. 20, 2015 $ / shares	Apr. 14, 2014 $ / shares	Jun. 21, 2013 $ / shares
Series A [Member]
Class of Stock [Line Items]
Effective Date of Conversion Price						Nov. 20, 2015
Original Issue Price						$ 0.64
Conversion price						$ 0.32
Conversion Ratio						2
Series B [Member]
Class of Stock [Line Items]
Effective Date of Conversion Price					Nov. 20, 2015
Original Issue Price					$ 0.822
Conversion price					$ 0.411
Conversion Ratio					2
Series C [Member]
Class of Stock [Line Items]
Effective Date of Conversion Price				Apr. 26, 2017
Original Issue Price				$ 0.947
Conversion price				$ 0.473
Conversion Ratio				2
Series C-1 [Member]
Class of Stock [Line Items]
Effective Date of Conversion Price			May 31, 2018
Original Issue Price			$ 1.234
Conversion price			$ 0.617
Conversion Ratio			2
Series D [Member]
Class of Stock [Line Items]
Effective Date of Conversion Price		Dec. 20, 2019
Original Issue Price		$ 1.53
Conversion price		$ 0.765
Conversion Ratio		2
Series D-1 [Member]
Class of Stock [Line Items]
Effective Date of Conversion Price		Dec. 20, 2019
Original Issue Price		$ 1.224
Conversion price		$ 0.612
Conversion Ratio		2
Series D-2 [Member]
Class of Stock [Line Items]
Effective Date of Conversion Price		Dec. 20, 2019
Original Issue Price		$ 1.377
Conversion price		$ 0.688
Conversion Ratio		2
Series E [Member]
Class of Stock [Line Items]
Effective Date of Conversion Price	Sep. 30, 2020
Original Issue Price	$ 1.862
Conversion price	$ 0.931
Conversion Ratio	2
Series Seed Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Effective Date of Conversion Price					Nov. 20, 2015		Jun. 21, 2013
Original Issue Price					$ 0.249		$ 0.249
Conversion price					$ 0.124		$ 0.249
Conversion Ratio					2		1